Client Name:
Client Project Name:	GSMBS 2026-R1
Start - End Dates:	1/11/2021 - 9/26/2022
Deal Loan Count:	3

Loan Level Tape Compare Upload

Loans in Report	3
Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
8FAB2762-4EE7-4DC1-98F4-397016AFF6AE	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
7B06817D-5395-4FA8-8C7F-2FFF4D617098	(No Data)	Original Balance	XXXXXX	XXXXXX
7B06817D-5395-4FA8-8C7F-2FFF4D617098	(No Data)	Origination Date	XXXXXX	XXXXXX
7B06817D-5395-4FA8-8C7F-2FFF4D617098	(No Data)	Property Type	Detached PUD	Attached PUD
7B06817D-5395-4FA8-8C7F-2FFF4D617098	(No Data)	Representative Credit Score for Grading	720	695
6C900FAE-BE0B-4FD4-9DFD-ED0F6866FED5	(No Data)	Original Balance	XXXXXX	XXXXXX
6C900FAE-BE0B-4FD4-9DFD-ED0F6866FED5	(No Data)	Origination Date	XXXXXX	XXXXXX
6C900FAE-BE0B-4FD4-9DFD-ED0F6866FED5	(No Data)	Representative Credit Score for Grading	678	683

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